Trade and other receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade and other receivables
15.
Trade and other receivables

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Trade receivables, gross	1,595,145	2,594,358	374,756
Less: Allowance for expected credit losses	(227,133)	(262,583)	(37,930)
Net trade receivables (Note 7.2)	1,368,012	2,331,775	336,826
Bills receivable (i)	7,209,989	8,546,448	1,234,536
Total (Note 33, Note 36)	8,578,001	10,878,223	1,571,362
Amounts receivable:
- joint ventures (trade)	103,819	73,903	10,675
Less: Impairment losses – joint venture (trade)	(2,561)	(11,874)	(1,715)
- associates and joint ventures (non-trade)	12,725	1,527	221
Less: Impairment losses – joint venture (non-trade)	(10,456)	—	—
- related parties (trade)	129,809	65,125	9,407
- related parties (non-trade)	9,376	18,422	2,661
Grant receivables	76,900	42,000	6,067
Sales consideration on disposal of a subsidiary due from the acquirer	5,212	—	—
Others	80,188	40,307	5,822
Less: Impairment losses – other receivables	(7,710)	(7,710)	(1,114)
Other receivables carried at amortized cost (Note 36)	397,302	221,700	32,024
Tax recoverable	143,463	233,018	33,660
Advances paid to suppliers	153,488	221,990	32,067
Right of return assets	117,836	101,281	14,630
Others	26,371	2,357	340
Net other receivables	838,460	780,346	112,721
Total trade and other receivables	9,416,461	11,658,569	1,684,083

15.
Trade and other receivables (cont’d)

Note:

(i)
As of December 31, 2025, bills receivable includes bills received from joint ventures and related parties amounted to RMB 25.8 million (US$3.7 million) (2024: RMB 1.3 million) and RMB 58.5 million (US$8.4 million) (2024: RMB 1.1 million) respectively.

As of December 31, 2025, no bills receivable was pledged to secure bank facilities (2024: RMB 16.4 million) (Note 27).

Trade receivables are non-interest bearing and are generally on 60 - 90 days’ credit term. They are recognized at their original invoice amounts, net of sales rebates in the financial year.

Non-trade balance due from associates, joint ventures and other related parties are unsecured, interest-free, and repayable on demand.

Movement in the allowance for expected credit losses of trade and other receivables is as follows:

	31.12.2024 RMB’000	31.12.2025 RMB’000	31.12.2025 US$’000
At January 1	62,604	247,860	35,803
Charge to consolidated statement of profit or loss (under “Selling, general and administrative expenses”)	185,523	34,307	4,956
Written off	(267)	—	—
At December 31	247,860	282,167	40,759

As of December 31, 2024 and 2025, the Group wrote off trade receivables amounting to RMB 21.5 million and RMB Nil (US$ Nil) respectively, relating to amount due from specific customers.

As of December 31, 2024 and 2025, outstanding bills receivable discounted with banks for which the Group retained a recourse obligation totaled RMB 1.0 billion and RMB 764.6 million (US$110.4 million) respectively. All bills receivable discounted have contractual maturities within 12 months at time of discounting.

As of December 31, 2024 and 2025, outstanding bills receivable endorsed to suppliers with recourse obligation were RMB 1.4 billion and RMB 2.7 billion (US$390.6 million) respectively.

For terms and conditions relating to related parties, refer to Note 30.